PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation and amortization expense	$ 347,135	$ 333,177	$ 682,374	$ 665,743	$ 1,332,393	$ 1,327,482